PARTY-IN-INTEREST (Details) - EBP 004 - Common stock - Marriott International, Inc. - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	6,298,121	7,111,418
Dividend income	$ 18,659,067
Net asset value per share (in dollars per share)	$ 310.24	$ 278.94
Investment acquired, number of shares (in shares)	297,793
Investment acquired	$ 81,215,839
Investment sold, number of shares (in shares)	1,111,090
Investment sold	$ 310,878,634